Right-of-use assets - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Right Of Use Assets [Line Items]
Cost	$ 1,082.4	$ 1,074.5
Accumulated amortization	(357.5)	(233.3)
Net book value	724.9	841.2
Vessel operating leases
Operating Lease Right Of Use Assets [Line Items]
Cost	1,066.6	1,060.9
Accumulated amortization	(350.0)	(228.0)
Net book value	716.6	832.9
Other operating leases
Operating Lease Right Of Use Assets [Line Items]
Cost	15.8
Accumulated amortization	(7.5)
Net book value	$ 8.3
Office operating leases
Operating Lease Right Of Use Assets [Line Items]
Cost		13.6
Accumulated amortization		(5.3)
Net book value		$ 8.3